Shareholder Report, Line Graph (Details) 194907_Aristotle High Yield Bond Fund_Class I_TSR Annual {Class I} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2026
Class I
Account Value [Line Items]
Accumulated Value	$ 819,512	$ 775,739	$ 700,261	$ 721,271	$ 722,699	$ 579,267	$ 632,079	$ 606,194	$ 577,595	$ 500,000	$ 874,345
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg US Aggregate Bond Index
Accumulated Value	567,078	540,694	531,667	558,376	582,564	578,455	531,016	508,243	502,202	500,000	$ 591,737
Bloomberg US High Yield 2% Issuer Capped Bond Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg US High Yield 2% Issuer Capped Bond Total Return Index
Accumulated Value	$ 845,987	$ 785,567	$ 706,752	$ 731,283	$ 736,171	$ 595,375	$ 639,751	$ 603,934	$ 581,929	$ 500,000	$ 905,290